GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,510,314	$ 1,665,246	$ 9,491,534	$ 793,749
Accumulated deficit	$ 42,140,416		$ 39,630,102	$ 30,138,568